Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment
7.	Property, Plant and Equipment

Property, plant and equipment at December 31, 2012 and 2013 consisted of the following (in thousands):

	2012	2013
Land and improvements	$6,802	$6,987
Buildings and improvements	36,109	38,258
Machinery and equipment	105,736	128,284
Construction-in-progress	9,160	10,119

	157,807	183,648
Less: Accumulated depreciation	(36,699)	(57,362)

	$121,108	$126,286